Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Annual Minimum Lease Payments

Future minimum lease payments due under these non-cancelable lease agreements as of June 30, 2016, are as follows (in thousands):

Amounts
Remaining 2016	$622
2017	2,914
2018	3,276
2019	2,929
2020	2,928
Thereafter	9,812

Total	$22,481

Future minimum lease payments due under these noncancelable lease agreements as of December 31, 2015, are as follows (in thousands):

Year ending December 31,	Amounts
2016	$1,050
2017	751
2018	441
2019	19

Total	$2,261